                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

     The outlook for corporate earnings growth continues to be difficult, with a slowing economy and little ability to raise prices. Many companies pre-reported disappointing fourth quarters and others are now issuing warnings about deteriorating conditions. While most investors expect slower earnings growth, and the stock market has already discounted a fair amount of weakness, it is never certain how much of the discounting process has occurred for the market or for individual companies.

     From this rather negative near-term point of view, a defensive strategy seems appropriate. However, the Federal Reserve has now turned toward a stimulative monetary policy and at some point the economy will begin to respond. Economy-sensitive stocks, of course, will begin to discount this upturn long before it occurs. As a result the strategy of the Equity Growth Portfolio is to begin to move toward those industries and stocks which should benefit from an easier Fed policy. Technology and telecommunications stocks, which experienced a severe decline over the past year, are being increased in weight in the portfolio. Capital goods and basic materials are also being increased. Energy continues as an important sector, here the emphasis is on oil service and drilling.

                         GROWTH OF A $10,000 INVESTMENT
[LINE GRAPH]

                                                               MONY SERIES FUND, INC. EQUITY
                                                                      GROWTH PORTFOLIO                    S&P 500 INDEX*
                                                               -----------------------------              --------------
12/31/90                                                                   10000                              10000
12/31/91                                                                   13467                              13047
12/31/92                                                                   13349                              14041
12/31/93                                                                   14646                              15456
12/31/94                                                                   14960                              15660
12/31/95                                                                   19529                              21546
12/31/96                                                                   23619                              26492
12/31/97                                                                   30865                              35330
12/31/98                                                                   38722                              45423
12/31/99                                                                   53429                              54976
12/31/00                                                                   48911                              49971

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                              1 YEAR       5 YEARS       10 YEARS
                                                              ------       -------       --------
MONY SERIES FUND, INC. EQUITY GROWTH PORTFOLIO                -8.46%       20.16%         17.20%
S&P 500 Index*                                                -9.11%       18.32%         17.45%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     * The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. One cannot invest directly in an index.

                             MONY SERIES FUND, INC.
                            EQUITY GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

DOMESTIC COMMON                      NUMBER OF SHARES OR
STOCKS -- 81.89%                      PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------
AEROSPACE -- 0.91%
  United Technologies Corporation              300         $   23,588
AUTOMOTIVE -- 0.93%
  Ford Motor Company                           600             14,062
  General Motors Corporation                   200             10,188
                                                           ----------
                                                               24,250
BANKING -- 5.08%
  Bank of America Corporation                  400             18,350
  Bank of New York Company Inc.                400             22,075
  Chase Manhattan Corporation                  400             18,175
  FleetBoston Financial Corporation            400             15,025
  J. P. Morgan & Company Inc.                  100             16,550
  Mellon Financial Corporation                 400             19,675
  Wells Fargo & Company                        400             22,275
                                                           ----------
                                                              132,125
BIOTECHNOLOGY -- 0.98%
  Amgen Inc. (a)                               400             25,575
BROADCASTING -- 2.55%
  Infinity Broadcasting Corporation
    (Class A) (a)                              600             16,762
  Time Warner Inc.                             500             26,120
  Viacom Inc. (a)                              500             23,375
                                                           ----------
                                                               66,257
BUSINESS SERVICES -- 0.97%
  Automatic Data Processing Inc.               400             25,325
CABLE -- 2.75%
  Cablevision Systems Corporation
    (Class A) (a)                              400             33,975
  Comcast Corporation                          900             37,575
                                                           ----------
                                                               71,550
CHEMICALS -- 1.12%
  Dow Chemical Company                         400             14,650
  Du Pont (E. I.) de Nemours &
    Company                                    300             14,494
                                                           ----------
                                                               29,144
COMPUTER HARDWARE -- 5.11%
  Cisco Systems Inc. (a)                       900             34,425
  Dell Computer Corporation (a)                500              8,719
  EMC Corporation (a)                          600             39,900
  Hewlett-Packard Company                      500             15,781
  International Business Machines
    Corporation                                400             34,000
                                                           ----------
                                                              132,825
COMPUTER SERVICES -- 1.74%
  America Online Inc. (a)                      500             17,400
  Sun Microsystems Inc. (a)                  1,000             27,875
                                                           ----------
                                                               45,275
COMPUTER SOFTWARE -- 1.84%
  Microsoft Corporation (a)                    500             21,688
  Oracle Corporation (a)                       900             26,156
                                                           ----------
                                                               47,844
CONSUMER NON-DURABLES -- 1.29%
  Avon Products Inc.                           700             33,513
CRUDE & PETROLEUM -- 5.37%
  Anadarko Petroleum Corporation               400             28,432
  Chevron Corporation                          300             25,331
  Exxon Mobil Corporation                      700             60,856
  Texaco Inc.                                  400             24,850
                                                           ----------
                                                              139,469

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT       VALUE
                                     -------------------   ----------
ELECTRICAL EQUIPMENT -- 4.22%
  Emerson Electric Company                     600         $   47,287
  General Electric Company                   1,300             62,319
                                                           ----------
                                                              109,606
ENERGY -- 3.94%
  AES Corporation (a)                          200             11,075
  Calpine Corporation (a)                      300             13,519
  Dynegy Inc.                                  200             11,213
  El Paso Energy Corporation                   300             21,487
  Enron Corporation                            400             33,250
  Williams Companies Inc.                      300             11,981
                                                           ----------
                                                              102,525
FOOD, BEVERAGES & TOBACCO -- 2.78%
  Anheuser-Busch Companies Inc.                400             18,200
  Coca-Cola Company                            400             24,375
  PepsiCo Inc.                                 600             29,737
                                                           ----------
                                                               72,312
MACHINERY -- 1.13%
  Ingersoll-Rand Company                       700             29,313
MEDICAL SERVICES -- 1.16%
  Biogen Inc. (a)                              500             30,031
MISC. FINANCIAL SERVICES -- 4.19%
  American Express Company                     700             38,456
  Citigroup Inc.                               700             35,744
  Fannie Mae                                   400             34,700
                                                           ----------
                                                              108,900
MULTI-LINE INSURANCE -- 2.28%
  American International Group Inc.            600             59,137
OIL SERVICES -- 8.47%
  Baker Hughes Inc.                            500             20,781
  BJ Services Company (a)                      200             13,775
  Diamond Offshore Drilling Inc.               400             16,000
  Grant Prideco Inc.                           700             15,356
  Halliburton Company                          400             14,500
  Kerr-McGee Corporation                       400             26,775
  Nabors Industries Inc.(a)                    400             23,660
  Phillips Petroleum Company                   400             22,750
  Schlumberger Ltd.                            200             15,988
  Tidewater Inc.                               400             17,750
  Transocean Sedco Forex Inc.                  300             13,800
  Weatherford International Inc.
    (a)                                        400             18,900
                                                           ----------
                                                              220,035
PAPER & FOREST PRODUCTS -- 1.28%
  Bowater Inc.                                 300             16,913
  International Paper Company                  400             16,325
                                                           ----------
                                                               33,238
PHARMACEUTICALS -- 11.73%
  Abbott Laboratories                          500             24,219
  American Home Products
    Corporation                                500             31,775
  Baxter International Inc.                    300             26,494
  Bristol-Myers Squibb Company                 500             36,968
  Eli Lilly & Company                          300             27,919
  Johnson & Johnson                            300             31,519
  Merck & Company Inc.                         400             37,450
  Pfizer Inc.                                  900             41,400
  Pharmacia Corporation                        400             24,400
  Schering-Plough Corporation                  400             22,700
                                                           ----------
                                                              304,844
PROPERTY-CASUALTY
  INSURANCE -- 1.33%
  Chubb Corporation                            400             34,600

                             MONY SERIES FUND, INC.
                     EQUITY GROWTH PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT       VALUE
                                     -------------------   ----------
SEMICONDUCTORS -- 2.42%
  Applied Materials Inc. (a)                   400         $   15,275
  Intel Corporation                            800             24,050
  Texas Instruments Inc.                       500             23,687
                                                           ----------
                                                               63,012
TELECOMMUNICATIONS -- 5.07%
  BellSouth Corporation                        600             24,563
  Global Crossing Ltd. (a)                     500              7,156
  Qwest Communications
    International Inc. (a)                     500             20,500
  SBC Communications Inc.                      400             19,100
  Tellabs Inc. (a)                             500             28,250
  Verizon Communications Inc.                  500             25,062
  WorldCom Inc. (a)                            500              7,031
                                                           ----------
                                                              131,662
WIRELESS COMMUNICATIONS -- 1.25%
  Motorola Inc.                                700             14,175
  Sprint PCS (a)                               900             18,394
                                                           ----------
                                                               32,569
                                                           ----------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1,680,699)                                2,128,524
---------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT       VALUE
                                     -------------------   ----------
FOREIGN STOCKS -- 4.77%
---------------------------------------------------------------------
CRUDE & PETROLEUM -- 1.62%
  BP Amoco (ADR)                               500         $   23,938
  Royal Dutch Petroleum Company
    (ADR)                                      300             18,169
                                                           ----------
                                                               42,107
PHARMACEUTICALS -- 0.98%
  GlaxoSmithKline (ADR) (a)                    455             25,491
TELECOMMUNICATIONS -- 0.49%
  Nortel Networks Corporation                  400             12,825
WIRELESS COMMUNICATIONS -- 1.68%
  Nokia Corporation (Class A) (ADR)          1,000             43,500
                                                           ----------
TOTAL FOREIGN STOCKS
(IDENTIFIED COST $103,223)                                    123,923
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 13.39%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement, 6.00% due
    01/02/01
    Maturity Value $348,232
    Collateral: U.S. Treasury Note
    $270,000, 8.125% due 08/15/19,
    Value $367,098                        $348,000            348,000
                                                           ----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $348,000)                                    348,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $2,131,922)                               $2,600,447

OTHER ASSETS LESS LIABILITIES -- (0.05)%                      (1,244)
                                                           ----------
NET ASSETS -- 100%                                         $2,599,203
=====================================================================

(a) Non-income producing security.
(ADR) American Depository Receipt.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     The outlook for corporate earnings growth continues to be difficult, with a slowing economy and little ability to raise prices. Many companies pre-reported disappointing fourth quarters and others are now issuing warnings about deteriorating conditions. While most investors expect slower earnings growth, and the stock market has already discounted a fair amount of weakness, it is never certain how much of the discounting process has occurred for the market or for individual companies.

     From this rather negative near-term point of view, a defensive strategy seems appropriate. However, the Federal Reserve has now turned toward a stimulative monetary policy and at some point the economy will begin to respond. Economy-sensitive stocks, of course, will begin to discount this upturn long before it occurs. The best approach to this kind of period may be one balanced between defense and offense - some consumer staple, healthcare and utility names to provide stability and earnings predictability and economy sensitive and financial stocks to anticipate lower interest rates and eventual economic recovery.

     In the former category the portfolio emphasis is on beverages, cosmetics, drugs and electric and telephone utilities. In the latter are machinery, papers, chemicals, banks and insurance stocks. The energy stocks straddle both categories and continue as an important part of the portfolio. Here, the emphasis is on natural gas and oil service and drilling.

                         GROWTH OF A $10,000 INVESTMENT
[LINE GRAPH]

                                                               MONY SERIES FUND, INC. EQUITY
                                                                      INCOME PORTFOLIO                    S&P 500 INDEX*
                                                               -----------------------------              --------------
12/31/90                                                                   10000                              10000
12/31/91                                                                   12033                              13047
12/31/92                                                                   13270                              14041
12/31/93                                                                   15147                              15456
12/31/94                                                                   15265                              15660
12/31/95                                                                   20321                              21546
12/31/96                                                                   24337                              26492
12/31/97                                                                   31944                              35330
12/31/98                                                                   35980                              45423
12/31/99                                                                   38873                              54976
12/31/00                                                                   41234                              49971

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                               1 YEAR     5 YEARS    10 YEARS
                                                              --------   ---------   --------
MONY SERIES FUND, INC. EQUITY INCOME PORTFOLIO                  6.07%      15.20%     15.22%
S&P 500 Index*                                                 -9.11%      18.32%     17.45%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     *The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. One cannot invest directly in an index.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

DOMESTIC COMMON                     NUMBER OF SHARES OR
STOCKS -- 90.83%                     PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
AEROSPACE -- 4.98%
  Honeywell International Inc.              3,500         $   165,594
  Northrop Grumman Corporation              3,000             249,000
  Raytheon Company (Class B)                2,500              77,656
  United Technologies Corporation           4,500             353,812
                                                          -----------
                                                              846,062
AUTOMOTIVE -- 1.21%
  Ford Motor Company                        5,000             117,188
  General Motors Corporation                1,500              76,406
  Visteon Corporation                       1,000              11,500
                                                          -----------
                                                              205,094
BANKING -- 4.63%
  Bank of America Corporation               2,500             114,688
  Bank of New York Company Inc.             3,000             165,562
  Chase Manhattan Corporation               2,500             113,594
  FleetBoston Financial
    Corporation                             2,500              93,906
  J. P. Morgan & Company Inc.                 800             132,400
  Wells Fargo & Company                     3,000             167,062
                                                          -----------
                                                              787,212
CHEMICALS -- 1.32%
  Dow Chemical Company                      3,500             128,188
  Du Pont (E. I.) de Nemours &
    Company                                 2,000              96,625
                                                          -----------
                                                              224,813
CONGLOMERATES -- 2.74%
  Minnesota Mining & Manufacturing
    Company                                 2,700             325,350
  Textron Inc.                              3,000             139,500
                                                          -----------
                                                              464,850
CONSUMER NON-DURABLES -- 1.83%
  Avon Products Inc.                        6,500             311,187
CONSUMER PRODUCTS -- 2.39%
  Colgate-Palmolive Company                 3,000             193,650
  Kimberly-Clark Corporation                3,000             212,070
                                                          -----------
                                                              405,720
CRUDE & PETROLEUM -- 5.25%
  Burlington Resources Inc.                 4,000             202,000
  Chevron Corporation                       1,500             126,656
  Exxon Mobil Corporation                   4,700             408,606
  Texaco Inc.                               2,500             155,313
                                                          -----------
                                                              892,575
ELECTRICAL EQUIPMENT -- 5.86%
  Dominion Resources Inc.                   3,000             201,000
  Emerson Electric Company                  4,000             315,250
  General Electric Company                 10,000             479,375
                                                          -----------
                                                              995,625
ELECTRONICS -- 0.70%
  Rockwell International
    Corporation                             2,500             119,063
ENERGY -- 10.03%
  Duke Energy Corporation                   4,000             341,000
  El Paso Energy Corporation                5,500             393,938
  Enron Corporation                         3,000             249,375
  Entergy Corporation                       4,500             190,406
  Exelon Corporation                        3,000             210,630
  Williams Companies Inc.                   8,000             319,500
                                                          -----------
                                                            1,704,849

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
FOOD, BEVERAGES & TOBACCO -- 3.15%
  Anheuser-Busch Companies Inc.             2,500         $   113,750
  Coca-Cola Company                         3,000             182,812
  PepsiCo Inc.                              4,800             237,900
                                                          -----------
                                                              534,462
INSURANCE -- 2.81%
  Cigna Corporation                         2,200             291,060
  Marsh & McLennan Companies Inc.           1,600             187,200
                                                          -----------
                                                              478,260
MACHINERY -- 4.26%
  Caterpillar Inc.                          4,000             189,250
  Deere & Company                           4,000             183,250
  Ingersoll-Rand Company                    6,000             251,250
  Pitney Bowes Inc.                         3,000              99,375
                                                          -----------
                                                              723,125
MANUFACTURING -- 0.88%
  Eaton Corporation                         2,000             150,375

MISC. FINANCIAL SERVICES -- 2.99%
  Citigroup Inc.                            5,200             265,525
  Fannie Mae                                2,800             242,900
                                                          -----------
                                                              508,425
MULTI-LINE INSURANCE -- 1.69%
  American General Corporation              1,500             122,250
  Lincoln National Corporation              3,500             165,594
                                                          -----------
                                                              287,844
OIL SERVICES -- 6.18%
  Baker Hughes Inc.                         3,000             124,687
  Diamond Offshore Drilling Inc.            2,500             100,000
  Halliburton Company                       2,500              90,625
  Kerr-McGee Corporation                    2,500             167,344
  KeySpan Corporation                       5,000             211,875
  Phillips Petroleum Company                2,900             164,937
  Schlumberger Ltd.                         1,000              79,938
  Tidewater Inc.                            2,500             110,938
                                                          -----------
                                                            1,050,344
PAPER & FOREST PRODUCTS -- 2.03%
  Bowater Inc.                              2,000             112,750
  Georgia-Pacific Group                     3,500             108,938
  International Paper Company               3,000             122,437
                                                          -----------
                                                              344,125
PHARMACEUTICALS -- 13.46%
  Abbott Laboratories                       4,500             217,969
  American Home Products
    Corporation                             3,500             222,425
  Baxter International Inc.                 3,000             264,937
  Bristol-Myers Squibb Company              3,000             221,813
  Eli Lilly & Company                       1,700             158,206
  Johnson & Johnson                         3,000             315,187
  Merck & Company Inc.                      2,500             234,063
  Pfizer Inc.                               6,500             299,000
  Pharmacia Corporation                     3,000             183,000
  Schering-Plough Corporation               3,000             170,250
                                                          -----------
                                                            2,286,850
PRINTING & PUBLISHING -- 1.04%
  McGraw-Hill Companies Inc.                3,000             175,875

PROPERTY-CASUALTY
  INSURANCE -- 2.27%
  Allstate Corporation                      3,500             152,469
  Chubb Corporation                         2,700             233,550
                                                          -----------
                                                              386,019

                             MONY SERIES FUND, INC.
                     EQUITY INCOME PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
RAW MATERIALS -- 0.75%
  Weyerhaeuser Company                      2,500         $   126,875
REAL ESTATE -- 3.06%
  Boston Properties Inc.                    4,000             174,000
  Equity Office Properties Trust            5,500             179,437
  Equity Residential Properties
    Trust                                   3,000             165,938
                                                          -----------
                                                              519,375
TELECOMMUNICATIONS -- 5.32%
  AT&T Corporation                          2,000              34,625
  BellSouth Corporation                     6,000             245,625
  SBC Communications Inc.                   5,500             262,625
  Sprint Corporation                        3,000              60,937
  Verizon Communications Inc.               6,000             300,750
                                                          -----------
                                                              904,562
                                                          -----------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $11,124,541)                              15,433,566
---------------------------------------------------------------------

FOREIGN STOCKS -- 2.74%
---------------------------------------------------------------------
CRUDE & PETROLEUM -- 1.80%
  BP Amoco (ADR)                            3,500             167,562
  Royal Dutch Petroleum Company
    (ADR)                                   2,300             139,294
                                                          -----------
                                                              306,856
PHARMACEUTICALS -- 0.94%
  Glaxosmithkline (ADR) (a)                 2,845             159,320
                                                          -----------

TOTAL FOREIGN STOCKS
(IDENTIFIED COST $327,749)                                    466,176
---------------------------------------------------------------------

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------

COMMERCIAL PAPER -- 4.32%
---------------------------------------------------------------------
Avaya Inc.
  8.10% due 01/12/01                     $735,000         $   733,181
                                                          -----------

TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $733,181)                                    733,181
---------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.04%
---------------------------------------------------------------------
  State Street Bank & Trust
  Repurchase Agreement,
  6.00% due 01/02/01
  Maturity Value $347,231
  Collateral: U.S. Treasury Note
  $305,000, 6.625% due 02/15/27,
  Value $364,706                          347,000             347,000
                                                          -----------

TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $347,000)                                    347,000
---------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $12,532,471)                             $16,979,923
OTHER ASSETS LESS LIABILITIES -- 0.07%                         12,685
                                                          -----------

NET ASSETS -- 100%                                        $16,992,608
=====================================================================

(a) Non-income producing security.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

     The Intermediate Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through investment in bonds with maturities averaging between four and eight years. The Portfolio maintained an average maturity of 4.94 years as of December 31, 2000.

     For the one year period ended December 31, 2000, the Portfolio earned a total return of 7.94% and for the five and ten year periods the Portfolio earned average annual returns of 5.36% and 6.91% respectively.

     The bond market finished a very tough year with a bang. All fixed income sectors recorded positive returns in December. During the fourth quarter, interest rates, as measured by the benchmark five-year U.S. Treasury, plunged 86 basis points to close near 5.00%; and the yield curve twisted in another reshaping. The spread differential between the 2-year U.S. Treasury note and the 30-year U.S. Treasury bond reverted to its historical positive relationship (an upsloping curve), however, the intermediate part of the curve, the five-year sector, remained inverted relative to the front end.

     The U.S. economy slowed considerably towards the end of 2000. Consumer confidence and spending plunged, business capital spending budgets were slashed and equity markets plummeted. Hence, in mid-December, the Federal Reserve shifted towards an "easing" bias providing markets with the assurance that monetary policy could be relaxed if necessary.

     The corporate sector ended the year on a strong note. After two months of dramatic spread widening caused by the deterioration of corporate credit fundamentals and structural changes in the marketplace, corporate bonds outperformed almost all other fixed income sectors in December, with the exception of agencies. High-quality paper performed extremely well as is expected during turbulent times. Agencies tightened sharply, performing extremely well in 2000.

     Our outlook for the first half of 2001 is that the Fed will try to prevent the U.S. economy from going into a recession by cutting the fed funds rate by at least 1.00%. Fiscal stimulus--tax cuts--from the new administration will also aid the slowing economy. These measures, along with strong technicals should bode well for the U.S. credit markets.

     We maintained our overweight position to spread product and we increased our exposure to the U.S. Treasury sector. Going forward, we will continue to maintain a neutral stance towards spread product by not adding to our corporate exposure, as we feel comfortable with our current overweight position. The Portfolio's breakdown by sectors as of December 31, 2000 was as follows:
Corporates 45%, U.S. Treasuries 33%, Agencies 6%, Mortgage-backed securities 6%, Asset-backed securities 7%, with the balance in cash equivalents. The average Moody's rating on the bonds in the Portfolio is Aa3, reflecting emphasis on higher quality debt issuers.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                         GROWTH OF A $10,000 INVESTMENT
[LINE GRAPH]

                                                                   MONY SERIES FUND, INC.          LEHMAN BROTHERS INTERMEDIATE
                                                              INTERMEDIATE TERM BOND PORTFOLIO         GOV/CORP BOND INDEX*
                                                              --------------------------------     ----------------------------
12/31/90                                                                   10000                              10000
12/31/91                                                                   11528                              11462
12/31/92                                                                   12325                              12284
12/31/93                                                                   13292                              13364
12/31/94                                                                   13090                              13106
12/31/95                                                                   15031                              15115
12/31/96                                                                   15585                              15727
12/31/97                                                                   16786                              16965
12/31/98                                                                   18035                              18396
12/31/99                                                                   18077                              18467
12/31/00                                                                   19513                              20335

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                               1 YEAR     5 YEARS    10 YEARS
                                                              --------   ---------   --------
MONY SERIES FUND, INC. INTERMEDIATE TERM BOND PORTFOLIO.....    7.94%       5.36%      6.91%
Lehman Brothers Intermediate Government/Corporate Bond
  Index*....................................................   10.11%       6.11%      7.36%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     * The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index of all investment grade bonds in the Lehman Brothers Corporate Bond Index and Government Bond Index that have maturities of one to 9.99 years. It includes reinvested interest and excludes any transaction or holding charges. One cannot invest directly in an index.

                             MONY SERIES FUND, INC.
                        INTERMEDIATE TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

FINANCIAL INSTITUTIONS --           NUMBER OF SHARES OR
12.41%                               PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
BankBoston Corporation
  6.625% due 02/01/04                   $1,000,000        $ 1,003,290
Bear Stearns Company Inc.
  7.25% due 10/15/06                     1,000,000          1,007,777
Chase Manhattan Corporation
  Capital
  7.336% due 08/01/28                    1,000,000            926,197
Finova Capital Corporation
  6.25% due 11/01/02                     1,000,000            640,710
Ford Motor Credit Company
  7.25% due 01/15/03                     1,000,000          1,013,600
General Motors Acceptance
  Corporation
  7.125% due 05/01/03                    1,000,000          1,008,091
Provident Bank
  6.375% due 01/15/04                    1,000,000            956,638
                                                          -----------
TOTAL FINANCIAL INSTITUTIONS
(IDENTIFIED COST $6,979,119)                                6,556,303
---------------------------------------------------------------------
INDUSTRIAL -- 20.98%
---------------------------------------------------------------------
Conoco Inc.
  5.90% due 04/15/04                     1,000,000            990,798
CSX Corporation
  7.25% due 05/01/04                     1,000,000          1,013,635
Delphi Automotive Systems
  Corporation
  6.125% due 05/01/04                    1,000,000            962,761
First Data Corporation
  6.75% due 07/15/05                     1,000,000          1,005,532
Illinois Central Railroad Company
  6.75% due 05/15/03                     1,000,000          1,020,042
Philip Morris Companies Inc.
  7.50% due 04/01/04                     1,000,000          1,011,943
Phillips Petroleum Company
  8.75% due 05/25/10                     1,000,000          1,144,034
Potash Corporation Saskatchewan
  Inc.
  7.125% due 06/15/07                    1,000,000            956,985
Tyco International Group
  6.375% due 06/15/05                    1,000,000            995,021
USA Waste Services Inc.
  7.00% due 10/01/04                     1,000,000            980,355
Worldcom Inc.
  6.125% due 08/15/01                    1,000,000            996,530
                                                          -----------
TOTAL INDUSTRIAL
(IDENTIFIED COST $10,985,454)                              11,077,636
---------------------------------------------------------------------
UTILITIES -- 7.60%
---------------------------------------------------------------------
Arizona Public Service Company
  5.875% due 02/15/04                    1,000,000            978,373
Commonwealth Edison Company
  7.00% due 07/01/05                     1,000,000          1,018,689
National Rural Utilities
  Cooperative Finance
  6.75% due 09/01/01                     1,000,000          1,003,075
Potomac Edison Company
  8.00% due 06/01/06                     1,000,000          1,011,104
                                                          -----------
TOTAL UTILITIES
(IDENTIFIED COST $3,989,776)                                4,011,241
---------------------------------------------------------------------

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
YANKEE BONDS -- 4.40%
---------------------------------------------------------------------
International Bank for
  Reconstruction & Development
  5.625% due 03/17/03                   $1,000,000        $ 1,001,236
Laidlaw Inc. (b)
  7.70% due 08/15/02                     1,000,000            285,000
Province of British Columbia
  7.25% due 09/01/36                     1,000,000          1,038,847
                                                          -----------
TOTAL YANKEE BONDS
(IDENTIFIED COST $2,992,293)                                2,325,083
---------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.48%
---------------------------------------------------------------------
Chemical Master Credit Card Trust
  One
  5.98% due 09/15/08                     1,000,000            998,866
Comed Transitional Funding Trust
  5.74% due 12/25/10                     1,000,000            970,955
Peco Energy Transition Trust
  6.13% due 03/01/09                     1,000,000            987,955
Student Loan Marketing Association
  6.504% due 01/03/01                    1,000,000            993,525
                                                          -----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,998,168)                                3,951,301
---------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 5.72%
---------------------------------------------------------------------
Fannie Mae REMIC
  7.00% due 01/25/03                     1,000,000          1,004,195
Freddie Mac CMO
  6.50% due 02/15/21                     2,000,000          2,018,238
                                                          -----------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,974,400)                                3,022,433
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.73%
---------------------------------------------------------------------
FEDERAL HOME LOAN BANKS -- 1.89%
  5.125% due 04/17/01                    1,000,000            997,015
FREDDIE MAC -- 3.84%
  7.00% due 02/15/03                     1,000,000          1,028,275
  6.30% due 06/01/04                     1,000,000            998,156
                                                          -----------
                                                            2,026,431
                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $2,971,397)                                3,023,446
---------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 33.07%
---------------------------------------------------------------------
U.S. TREASURY NOTES -- 31.77%
  6.625% due 05/31/02                    4,500,000          4,578,579
  5.75% due 04/30/03                       500,000            506,612
  5.75% due 08/15/03                     2,000,000          2,030,314
  7.50% due 02/15/05                     1,000,000          1,087,905
  6.875% due 05/15/06                    1,500,000          1,623,399
  6.50% due 10/15/06                     6,000,000          6,405,474
  6.50% due 02/15/10                       500,000            547,382
                                                          -----------
                                                           16,779,665
U.S. TREASURY BONDS -- 1.30%
  8.75% due 08/15/20                       500,000            687,352
                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS
(IDENTIFIED COST $17,131,834)                              17,467,017
---------------------------------------------------------------------

                             MONY SERIES FUND, INC.
                INTERMEDIATE TERM BOND PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
REPURCHASE AGREEMENT -- 1.10%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    6.00% due 01/02/01
    Maturity Value $580,387
    Collateral: U.S. Treasury Note
    $450,000, 8.125% due 08/15/19,
    Value $611,830                      $  580,000        $   580,000
                                                          -----------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $580,000)                                    580,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $52,602,441)                             $52,014,460
OTHER ASSETS LESS LIABILITIES -- 1.51%                        797,074
                                                          -----------
NET ASSETS -- 100%                                        $52,811,534
=====================================================================

(b) Security in default; Portfolio has ceased accrual of interest.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

     The Long Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through investment in bonds with maturities generally longer than eight years. The Portfolio's performance is expected to be more volatile than other fixed income funds with shorter average maturities, with both the Portfolio's risk and ultimate return expected to be greater. The Portfolio had an average maturity of
19.3 years and a duration of 10.0 years as of December 31, 2000.

     For the one year period ended December 31, 2000, the Portfolio earned a total return of 15.61% and for the five and ten year periods the Portfolio earned average annual returns of 5.87% and 9.02% respectively. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts.

     The bond market ended the year strong with interest rates, as measured by the benchmark thirty-year U.S. Treasury, dropping from 6.48% at the beginning of the year to 5.45% at year end. The yield curve reshaped back to a steeper curve after experiencing much of the year inverted. Most of the steepening occurred in the latter part of December, as the front end of the curve rallied significantly to reflect an imminent interest rate cut by the Federal Reserve.

     Economic growth in the U.S. slowed considerably towards the end of 2000. Consumer confidence and spending plunged, capital spending budgets were slashed and inventories rose rapidly. Tight credit standards, higher debt service, and increased negative pre-earnings announcements have added much trepidation within the credit markets. The equity markets declined significantly since the spring and market participants, becoming more anticipatory, have started to factor in the probability of a recession in 2001.

     While the corporate market ended the year on a strong note it represented a bifurcated sector. Corporates that outperformed were higher quality credits with large size issuances, which enabled greater liquidity in the marketplace. In contrast were weaker rated credits--junk bonds. Spreads between high-grade corporate issues and junk bonds rose to levels not seen in a long time. Deteriorating credit fundamentals were evidenced by the higher ratio of rating agencys' downgrades-to-upgrades. Widening credit spreads were not solely attributable to deteriorating credit fundaments but also to rapidly declining Treasury rates: government Treasury buybacks caused a scarcity premium to Treasury bonds that drove their yields much lower. Looking toward the beginning of 2001, we see upside opportunities within the corporate market. New corporate bond issuances and pent-up investor cash levels should restore a positive tone. Further Fed easings and a steeper yield curve also bode well for corporate investors. We advocate remaining in higher quality, less cyclical corporate issuers until evidence of a pick up in the economy is apparent. The defense sector and the energy sector (with emphasis on natural gas) will remain the focus.

     The Portfolio is currently invested in 33 corporate issuers, comprising 38% of total invested assets, U.S. Treasury issues represent 49%, with 6% in Agencies. The remaining 7% represent cash equivalents. Our continued emphasis on higher quality is reflected in the average Moody's rating on issues in the Portfolio is Aa2.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                         GROWTH OF A $10,000 INVESTMENT
[LINE GRAPH]

                                                                MONY SERIES FUND, INC. LONG       LEHMAN BROTHERS LONG GOV/CORP
                                                                    TERM BOND PORTFOLIO                    BOND INDEX*
                                                                ---------------------------       -----------------------------
12/31/90                                                                   10000                              10000
12/31/91                                                                   11762                              11953
12/31/92                                                                   12795                              12973
12/31/93                                                                   14616                              15069
12/31/94                                                                   13719                              13999
12/31/95                                                                   17840                              18192
12/31/96                                                                   17784                              18218
12/31/97                                                                   20175                              20864
12/31/98                                                                   22208                              23320
12/31/99                                                                   20519                              21535
12/31/00                                                                   23722                              25013

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                              1 YEAR       5 YEARS       10 YEARS
                                                              ------       -------       --------
MONY SERIES FUND, INC. LONG TERM BOND PORTFOLIO               15.61%        5.87%          9.02%
Lehman Brothers Long Government/Corporate Bond Index*         16.15%        6.57%          9.60%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     * The Lehman Brothers Long Government/Corporate Bond Index is an unmanaged index of all investment grade bonds in the Lehman Brothers Corporate Bond Index and Government Bond Index that have maturities of ten years or longer. It includes reinvested interest and excludes any transaction or holding charges. One cannot invest directly in an index.

                             MONY SERIES FUND, INC.
                            LONG TERM BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   ----------------------------------
U.S. TREASURY OBLIGATIONS -- 49.11%
---------------------------------------------------------------------
U.S. TREASURY BONDS -- 47.51%
  7.50% due 11/15/16                  $  5,000,000       $  6,032,330
  7.875% due 02/15/21                    9,000,000         11,465,793
  6.75% due 08/15/26                     9,000,000         10,402,038
  6.625% due 02/15/27                   11,000,000         12,564,453
  3.625% due 04/15/28                    1,000,000            981,774
  5.50% due 08/15/28                     3,000,000          2,977,731
  P/O 6.775% due 05/15/17               11,000,000          4,391,134
                                                         ------------
                                                           48,815,253
U.S. TREASURY NOTE -- 1.60%
  6.50% due 02/15/10                     1,500,000          1,642,148
                                                         ------------
TOTAL U.S. TREASURY OBLIGATIONS
(IDENTIFIED COST $49,415,447)                              50,457,401
---------------------------------------------------------------------
FINANCIAL INSTITUTIONS -- 6.67%
---------------------------------------------------------------------
Aetna Inc.
  7.625% due 08/15/26                    1,000,000            985,139
Fifth Third Capital Trust I
  8.136% due 03/15/27                    2,000,000          1,918,980
MBIA Inc.
  7.15% due 07/15/27                     1,000,000            925,748
Swiss Bank Corporation
  7.75% due 09/01/26                     2,000,000          2,079,456
Wachovia Corporation New
  6.15% due 03/15/09                     1,000,000            940,383
                                                         ------------
TOTAL FINANCIAL INSTITUTIONS
(IDENTIFIED COST $7,025,044)                                6,849,706
---------------------------------------------------------------------
INDUSTRIAL -- 17.33%
---------------------------------------------------------------------
Alberta Energy Ltd.
  8.125% due 09/15/30                    1,000,000          1,064,693
Boeing Company
  8.625% due 11/15/31                    1,000,000          1,205,845
Burlington Northern Santa Fe
  Corporation
  6.75% due 03/15/29                     1,000,000            912,960
Columbia/HCA Healthcare
  Corporation
  7.69% due 06/15/25                     1,000,000            876,794
Conoco Inc.
  6.95% due 04/15/29                     1,000,000            982,160
Enersis
  7.40% due 12/01/16                     1,000,000            894,446
Federal Express Corporation Pass
  Through
  7.50% due 01/15/18                     1,888,412          1,953,458
Ford Motor Company
  6.375% due 02/01/29                    2,000,000          1,641,182
Fort James Corporation
  7.75% due 11/15/23                     1,000,000            827,489
Lockheed Martin Corporation
  7.65% due 05/01/16                     1,000,000          1,060,371
Phillips Petroleum Company
  8.75% due 05/25/10                     1,000,000          1,144,034
Texaco Capital Inc.
  9.75% due 03/15/20                     1,000,000          1,316,170

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
Tyco International Group
  7.00% due 06/15/28                  $  2,000,000       $  1,899,124
USA Waste Services Inc.
  7.00% due 10/01/04                     1,000,000            980,355
Wal-Mart Stores Inc.
  6.875% due 08/10/09                    1,000,000          1,047,390
                                                         ------------
TOTAL INDUSTRIAL
(IDENTIFIED COST $17,904,434)                              17,806,471
---------------------------------------------------------------------
UTILITIES -- 6.61%
---------------------------------------------------------------------
BellSouth Capital Funding
  Corporation
  7.875% due 02/15/30                    1,000,000          1,028,830
Commonwealth Edison Company
  7.00% due 07/01/05                     1,000,000          1,018,689
General Electric Capital
  Corporation Medium Term Note
  6.875% due 11/15/10                    1,000,000          1,048,601
GTE North Inc.
  7.625% due 05/15/26                    1,000,000            976,680
National Rural Utilities
  Cooperative Finance
  5.70% due 01/15/10                     2,000,000          1,865,636
Worldcom Inc.
  6.95% due 08/15/28                     1,000,000            851,274
                                                         ------------
TOTAL UTILITIES
(IDENTIFIED COST $7,041,466)                                6,789,710
---------------------------------------------------------------------
YANKEE BONDS -- 3.45%
---------------------------------------------------------------------
Hydro Quebec
  8.50% due 12/01/29                     1,000,000          1,177,390
Laidlaw Inc. (b)
  7.875% due 04/15/05                    1,000,000            285,000
Legrand
  8.50% due 02/15/25                     1,000,000          1,039,458
Province of British Columbia
  7.25% due 09/01/36                     1,000,000          1,038,847
                                                         ------------
TOTAL YANKEE BONDS
(IDENTIFIED COST $4,072,725)                                3,540,695
---------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.89%
---------------------------------------------------------------------
Comed Transitional Funding Trust
  5.74% due 12/25/10                     1,000,000            970,955
Peco Energy Transition Trust
  6.13% due 03/01/09                     2,000,000          1,975,910
Standard Credit Card Master Trust
  I
  7.25% due 04/07/08                     1,000,000          1,051,261
                                                         ------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,039,747)                                3,998,126
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.93%
---------------------------------------------------------------------
FANNIE MAE -- 2.95%
  6.25% due 05/15/29                     1,000,000          1,008,441
  REMIC
    7.50% due 09/25/22                   2,000,000          2,025,013
                                                         ------------
                                                            3,033,454

                             MONY SERIES FUND, INC.
                    LONG TERM BOND PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
FEDERAL AGENCIES -- 0.97%
  Tennessee Valley Authority
    6.00% due 03/15/13                $  1,000,000       $    992,301
FREDDIE MAC -- 2.01%
  6.875% due 09/15/10                    1,000,000          1,068,009
  6.85% due 01/15/22                     1,000,000          1,000,485
                                                         ------------
                                                            2,068,494
                                                         ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $5,872,165)                                6,094,249
---------------------------------------------------------------------
COMMERCIAL PAPER -- 5.13%
---------------------------------------------------------------------
  American Telephone & Telegraph
    Company,
    6.60% due 01/04/01                   2,271,000          2,269,751
  Colonial Pipeline Co.
    6.70% due 01/12/01                   2,000,000          1,995,905
  Countrywide Home Loans Inc.
    6.52% due 01/02/01                   1,000,000            999,819
                                                         ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $5,265,475)                                5,265,475
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $100,636,503)                           $100,801,833
OTHER ASSETS LESS LIABILITIES -- 1.88%                      1,930,692
                                                         ------------
NET ASSETS -- 100%                                       $102,732,525
=====================================================================

P/O -- Principal-only stripped security. The rate shown is the effective yield.

(b) Security in default; Portfolio has ceased accrual of interest.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

     2000 was a tale of three markets. The hi-flying "TeCoMa" darlings (technology, communications, media) of earlier years accelerated their slide and brought some major indices back to 1999 levels, including a punishing -39% decline for the NASDAQ. "Old economy" stocks actually did rather well, showing life after two years of pale performance. And, for the first time in six years, bonds outperformed stocks. At year-end, the economy was clearly slowing sharply, and the outlook for corporate profits, squeezed between flat sales and higher labor and energy costs, was clouded. The question for 2001 is, will Alan Greenspan ease interest rates timely enough to prevent a full recession without re-igniting a return of dot-com irrationality? We think that he will, especially with the assistance of an early spring tax cut from the new administration. After potential negative economic growth in the first quarter, we see Fed Funds at 5.00% by mid-year, and flattish returns for most equity indices before a more positive tone appears mid-year.

     For the one year period ended December 31, 2000, the Portfolio earned a total return of -6.55% and for the five and ten year periods the Portfolio earned average annual returns of 16.63% and 14.02% respectively. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts.

     As of December 31, 2000, the Diversified Portfolio was invested 81% in common stocks, 18% in bonds, and 1% in cash equivalents.

                         GROWTH OF A $10,000 INVESTMENT
[LINE GRAPH]

                                                                   MONY SERIES FUND, INC.
                                                                   DIVERSIFIED PORTFOLIO                  S&P 500 INDEX*
                                                                   ----------------------                 --------------
12/31/90                                                                   10000                              10000
12/31/91                                                                   12042                              13047
12/31/92                                                                   12163                              14041
12/31/93                                                                   13494                              15456
12/31/94                                                                   13633                              15660
12/31/95                                                                   17220                              21546
12/31/96                                                                   19707                              26492
12/31/97                                                                   24627                              35330
12/31/98                                                                   30461                              45423
12/31/99                                                                   39760                              54976
12/31/00                                                                   37154                              49971

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                              1 YEAR       5 YEARS       10 YEARS
                                                              ------       -------       --------
MONY SERIES FUND, INC. DIVERSIFIED PORTFOLIO                  -6.55%       16.63%         14.02%
S&P 500 Index*                                                -9.11%       18.32%         17.45%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     * The S&P 500 is an unmanaged index that includes the common stocks of 500 companies that tend to be leaders in important industries within the U.S. economy. It assumes the reinvestment of dividends and distributions and does not include any management fees or expenses. One cannot invest directly in an index.

                             MONY SERIES FUND, INC.
                             DIVERSIFIED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

DOMESTIC COMMON                      NUMBER OF SHARES OR
STOCKS -- 77.12%                      PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------
AUTOMOTIVE -- 0.49%
  Ford Motor Company                           600         $   14,062
BANKING -- 2.69%
  Bank of New York Company Inc.                500             27,594
  Chase Manhattan Corporation                  400             18,175
  FleetBoston Financial Corporation            400             15,025
  J.P. Morgan & Company Inc.                   100             16,550
                                                           ----------
                                                               77,344
BROADCASTING -- 2.39%
  Infinity Broadcasting Corporation
    (Class A) (a)                              500             13,969
  Time Warner Inc.                             600             31,344
  Viacom Inc. (a)                              500             23,375
                                                           ----------
                                                               68,688
BUSINESS SERVICES -- 0.88%
  Automatic Data Processing Inc.               400             25,325
CABLE -- 3.23%
  Cablevision Systems Corporation
    (Class A) (a)                              600             50,962
  Comcast Corporation                        1,000             41,750
                                                           ----------
                                                               92,712
CHEMICALS -- 1.14%
  Dow Chemical Company                         500             18,312
  Du Pont (E.I.) de Nemours &
    Company                                    300             14,494
                                                           ----------
                                                               32,806
COMPUTER HARDWARE -- 4.82%
  Cisco Systems Inc. (a)                     1,000             38,250
  Dell Computer Corporation (a)                600             10,463
  EMC Corporation (a)                          600             39,900
  Hewlett-Packard Company                      500             15,781
  International Business Machines
    Corporation                                400             34,000
                                                           ----------
                                                              138,394
COMPUTER SERVICES -- 1.58%
  America Online Inc. (a)                      500             17,400
  Sun Microsystems Inc. (a)                  1,000             27,875
                                                           ----------
                                                               45,275
COMPUTER SOFTWARE -- 1.77%
  Microsoft Corporation (a)                    500             21,688
  Oracle Corporation (a)                     1,000             29,062
                                                           ----------
                                                               50,750
CONSUMER NON-DURABLES -- 1.17%
  Avon Products Inc.                           700             33,512
CRUDE & PETROLEUM -- 5.16%
  Anadarko Petroleum Corporation               400             28,432
  Chevron Corporation                          300             25,331
  Exxon Mobil Corporation                      800             69,550
  Texaco Inc.                                  400             24,850
                                                           ----------
                                                              148,163
ELECTRICAL EQUIPMENT -- 4.15%
  Emerson Electric Company                     600             47,288
  General Electric Company                   1,500             71,906
                                                           ----------
                                                              119,194

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT       VALUE
                                     -------------------   ----------
ENERGY -- 3.71%
  AES Corporation (a)                          200         $   11,075
  Calpine Corporation (a)                      300             13,519
  Dynegy Inc.                                  200             11,213
  El Paso Energy Corporation                   300             21,487
  Enron Corporation                            400             33,250
  Williams Companies Inc.                      400             15,975
                                                           ----------
                                                              106,519
FOOD, BEVERAGES & TOBACCO -- 2.52%
  Anheuser-Busch Companies, Inc.               400             18,200
  Coca-Cola Company                            400             24,375
  PepsiCo Inc.                                 600             29,737
                                                           ----------
                                                               72,312
MACHINERY -- 1.02%
  Ingersoll-Rand Company                       700             29,313
MEDICAL SERVICES -- 1.05%
  Biogen Inc. (a)                              500             30,031
MISC. FINANCIAL SERVICES -- 4.35%
  American Express Company                     900             49,444
  Citigroup Inc.                               800             40,850
  Fannie Mae                                   400             34,700
                                                           ----------
                                                              124,994
MULTI-LINE INSURANCE -- 2.75%
  American International Group Inc.            800             78,850
OIL SERVICES -- 7.83%
  Baker Hughes Inc.                            500             20,781
  BJ Services Company (a)                      300             20,662
  Diamond Offshore Drilling Inc.               400             16,000
  Grant Prideco, Inc.                          600             13,163
  Halliburton Company                          400             14,500
  Kerr-McGee Corporation                       400             26,775
  Nabors Industries Inc. (a)                   400             23,660
  Phillips Petroleum Company                   400             22,750
  Schlumberger Ltd.                            200             15,988
  Tidewater Inc.                               400             17,750
  Transocean Sedco Forex Inc.                  300             13,800
  Weatherford International Inc.
    (a)                                        400             18,900
                                                           ----------
                                                              224,729
PAPER & FOREST PRODUCTS -- 1.16%
  Bowater Inc.                                 300             16,913
  International Paper Company                  400             16,325
                                                           ----------
                                                               33,238
PHARMACEUTICALS -- 11.52%
  Abbott Laboratories                          500             24,219
  American Home Products
    Corporation                                600             38,130
  Baxter International Inc.                    300             26,494
  Bristol-Myers Squibb Company                 500             36,968
  Eli Lilly & Company                          300             27,919
  Johnson & Johnson                            300             31,519
  Merck & Company Inc.                         400             37,450
  Pfizer Inc.                                1,200             55,200
  Pharmacia Corporation                        400             24,400
  Schering-Plough Corporation                  500             28,375
                                                           ----------
                                                              330,674
PROPERTY-CASUALTY
  INSURANCE -- 1.20%
  Chubb Corporation                            400             34,600
RETAIL -- 0.79%
  Home Depot Inc.                              500             22,844

                             MONY SERIES FUND, INC.
                      DIVERSIFIED PORTFOLIO -- (CONTINUED)
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT       VALUE
                                     -------------------   ----------
SEMICONDUCTORS -- 2.60%
  Applied Materials Inc. (a)                   500         $   19,094
  Intel Corporation                            900             27,056
  Texas Instruments Inc.                       600             28,425
                                                           ----------
                                                               74,575
TELECOMMUNICATIONS -- 5.87%
  BellSouth Corporation                        700             28,656
  Global Crossing Ltd. (a)                     600              8,588
  Qwest Communications
    International Inc. (a)                     500             20,500
  SBC Communications Inc.                      400             19,100
  Tellabs Inc. (a)                             500             28,250
  United Technologies Corporation              400             31,450
  Verizon Communications Inc.                  500             25,062
  WorldCom Inc. (a)                            500              7,031
                                                           ----------
                                                              168,637
WIRELESS COMMUNICATIONS -- 1.28%
  Motorola Inc.                                800             16,200
  Sprint PCS (a)                             1,000             20,437
                                                           ----------
                                                               36,637
                                                           ----------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1,608,236)                                2,214,178
---------------------------------------------------------------------

                                     NUMBER OF SHARES OR
                                      PRINCIPAL AMOUNT       VALUE
                                     -------------------   ----------
FOREIGN STOCKS -- 3.99%
---------------------------------------------------------------------
CRUDE & PETROLEUM -- 0.83%
  BP Amoco (ADR)                               500         $   23,938
PHARMACEUTICALS -- 0.89%
  GlaxoSmithKline (ADR)                        455             25,491
TELECOMMUNICATIONS -- 0.45%
  Nortel Networks Corporation                  400             12,825
WIRELESS COMMUNICATIONS -- 1.82%
  Nokia Corporation (Class A) (ADR)          1,200             52,200
                                                           ----------
TOTAL FOREIGN STOCKS
(IDENTIFIED COST $81,766)                                     114,454
---------------------------------------------------------------------
U.S. TREASURY NOTES -- 17.90%
---------------------------------------------------------------------
7.50% due 05/15/02                        $500,000            514,112
                                                           ----------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $504,686)                                    514,112
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $2,194,688)                               $2,842,744

OTHER ASSETS LESS LIABILITIES -- 0.99%                         28,428
                                                           ----------
NET ASSETS -- 100%                                         $2,871,172
=====================================================================

(a) Non-income producing security.
(ADR) American Depository Receipt.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

     U.S. Treasury and Agency securities continued their strong rally over the course of the fourth quarter, as early signs of a sharply slowing economy raised hopes for Federal Reserve monetary easing. Inflation still remains contained, despite cyclically low unemployment, and sharply higher energy prices. Yields on the benchmark 5-year Treasury note ratcheted downward, from 5.85%, to end the year near the low for the year at 5.00%. The yield curve remained inverted, with intermediate maturity treasury securities trade at lower yields than those of shorter maturities. U.S. Government Agency and mortgage-backed securities slowly improved, with gradually lower yield risk premiums. The Portfolio ended the period in a slightly underinvested posture, reflecting our view that the market has gotten ahead of the economic fundamentals.

     The Government Securities Portfolio is a bond fund that seeks to maximize income and capital appreciation through the investment in high quality debt obligations issued or guaranteed by the U.S. Government, its Agencies, and instrumentalities. The Portfolio is expected to have a dollar-weighted average life between two and six years under most circumstances. The Portfolio had an average maturity of 3.9 years at December 31, 2000.

     For the one and five year periods ended December 31, 2000, the Portfolio earned total returns of 9.70% and 5.56% respectively. Since inception in May 1991, the Portfolio earned an average annual return of 6.36% for the period ended December 31, 2000. These returns take into account charges imposed by the Portfolio. Additional charges are imposed by the Variable Accounts.

     The Portfolio is currently invested 98% in U.S. Treasury and Agency, or U.S. Government guaranteed obligations with the remaining in cash equivalents. Investments made in the Government Securities Portfolio are not insured nor guaranteed by the U.S. Government.

                         GROWTH OF A $10,000 INVESTMENT
[LINE GRAPH]

                                                                   MONY SERIES FUND, INC.        LEHMAN BROTHERS INTERMEDIATE GOV'T
                                                              GOVERNMENT SECURITIES PORTFOLIO              BOND INDEX*
                                                              -------------------------------    ----------------------------------
5/1/91                                                                     10000                                10000
12/31/91                                                                   10974                                11051
12/31/92                                                                   11743                                11817
12/31/93                                                                   12698                                12782
12/31/94                                                                   12493                                12559
12/31/95                                                                   13854                                14369
12/31/96                                                                   14356                                14952
12/31/97                                                                   15386                                16107
12/31/98                                                                   16441                                17474
12/31/99                                                                   16549                                17559
12/31/00                                                                   18155                                19398

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                              1 YEAR       5 YEARS       5/1/91-12/31/00
                                                              ------       -------       ---------------
MONY SERIES FUND, INC. GOVERNMENT SECURITIES PORTFOLIO         9.70%        5.56%             6.36%
Lehman Brothers Intermediate Government Bond Index*           10.47%        6.19%             7.09%

     MONY Series Fund performance numbers assume dividend reinvestment and include all fees. Past performance is no guarantee of future results. The investment returns and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     * The Lehman Brothers Intermediate Government Bond Index is an unmanaged index of all publicly held US Treasury, government agency, quasi-federal corporate, and corporate debt guaranteed by the US government with maturities of one to 9.99 years. It assumes the reinvestment of dividends and capital gains and excludes management fees and expenses. One cannot invest directly in an index.

                             MONY SERIES FUND, INC.
                        GOVERNMENT SECURITIES PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

U.S. GOVERNMENT AGENCY              NUMBER OF SHARES OR
OBLIGATIONS -- 76.31%                PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
FANNIE MAE -- 13.03%
  5.75% due 04/15/03                    $2,000,000        $ 2,007,970
  5.875% due 04/23/04                    1,000,000            993,578
  Discount Note
    6.44% due 01/10/01                   1,300,000          1,297,907
  Discount Note
    6.20% due 01/26/01                   1,000,000            995,694
  REMIC
    7.00% due 01/25/03                     285,000            286,196
  REMIC
    6.50% due 10/25/03                   1,278,092          1,300,606
  REMIC
    5.75% due 08/25/18                      80,396             80,009
                                                          -----------
                                                            6,961,960
FEDERAL AGENCIES -- 29.17%
  Attransco Inc. Guaranteed
    6.12% due 04/01/08                   1,596,168          1,598,099
  Overseas Private Investor
    Corporation
    7.05% due 11/15/13                   2,785,714          2,911,447
  Private Export Funding
    Corporation
    7.01% due 04/30/04                   2,000,000          2,082,370
  Private Export Funding
    Corporation
    5.25% due 05/15/05                   2,500,000          2,455,320
  Private Export Funding
    Corporation
    7.65% due 05/15/06                   1,000,000          1,086,500
  Tennessee Valley Authority
    6.375% due 06/15/05                    500,000            512,346
  Tennessee Valley Authority
    5.375% due 11/13/08                  2,000,000          1,921,634
  Tennessee Valley Authority
    6.00% due 03/15/13                   1,000,000            992,301
  U.S. Department of Housing &
    Urban Development
    6.23% due 08/01/02                   2,000,000          2,018,980
                                                          -----------
                                                           15,578,997
FEDERAL HOME LOAN BANKS -- 7.46%
  4.875% due 01/22/02                    1,000,000            991,564
  5.125% due 02/26/02                    1,000,000            993,959
  5.50% due 01/21/03                     2,000,000          1,997,458
                                                          -----------
                                                            3,982,981

                                    NUMBER OF SHARES OR
                                     PRINCIPAL AMOUNT        VALUE
                                    -------------------   -----------
FREDDIE MAC -- 23.09%
  6.00% due 07/20/01                    $5,000,000        $ 4,994,795
  6.30% due 06/01/04                     3,000,000          2,994,468
  6.50% due 11/15/21                     1,500,000          1,506,041
  6.50% due 03/15/26                     1,000,000            971,855
  Discount Note
    6.43% due 01/02/01                     869,000            868,845
  Discount Note
    6.29% due 01/30/01                   1,000,000            994,933
                                                          -----------
                                                           12,330,937
GINNIE MAE -- 3.56%
  7.50% due 05/15/24                       314,606            321,370
  7.50% due 10/15/24                       125,423            128,120
  7.00% due 09/20/28                     1,451,795          1,452,100
                                                          -----------
                                                            1,901,590
                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $40,572,300)                              40,756,465
---------------------------------------------------------------------
U.S. TREASURY NOTES -- 21.32%
---------------------------------------------------------------------
  6.25% due 01/31/02                     3,000,000          3,024,909
  5.50% due 01/31/03                     3,000,000          3,021,909
  6.50% due 10/15/06                     5,000,000          5,337,895
                                                          -----------
TOTAL U.S. TREASURY NOTES
(IDENTIFIED COST $11,282,809)                              11,384,713
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.50%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    6.00% due 01/02/01
    Maturity Value $803,535
    Collateral: U.S. Treasury Bond
    $620,000, 8.125% due 08/15/19,
    Value $842,966                         803,000            803,000
                                                          -----------
TOTAL REPURCHASE AGREEMENT
  (IDENTIFIED COST $803,000)                                  803,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $52,658,109)                             $52,944,178

OTHER ASSETS LESS LIABILITIES -- 0.87%                        465,158
                                                          -----------
NET ASSETS -- 100%                                        $53,409,336
=====================================================================

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

     As the fourth quarter played out, it became increasingly clear that the U.S. economy was rapidly losing momentum. A litany of problems cropped up including disappointing retail sales (particularly auto sales), soft manufacturing orders, an uptick in unemployment claims, and capital market weakness to mention a few. The increasingly weak performance of the U.S. economy moved the Federal Reserve Board to remove its tightening bias at the December 18 FOMC meeting and shift to an easing bias. The Fed cited broad-based deceleration across the economy and a pronounced drop-off in consumer sentiment in changing its stance. In fact, the pace of economic growth in Chairman Greenspan's eyes was falling so markedly that he pushed through a rare between meeting 0.5% easing of the federal funds rate target on January 3, 2001. Money market rates adjusted immediately by dropping 0.5% or more across the board. Now the fixed income markets are pricing in further Fed easing of another 0.5% at the January 30-31 meeting with an additional 0.5% interest rate ease seen later in 2001 (if not before the end of the first quarter). Some market participants believe the Fed may be behind the curve so far as to be unable to head off a recession in the first half of the year. We do not subscribe to that notion, but we have been surprised by the speed with which cracks in the U.S. economy have developed. We acknowledge that given the lagged effects of interest rate changes the Fed's recent and prospective interest rate drops will have little direct economic effect in the first quarter. Nevertheless, we believe enough residual strength in the economy exists to prevent a recession. As signs of weakness in the U.S. economy were becoming more evident as early as around Thanksgiving, money market rates beyond several months dropped largely without interruption. In fact, we think current money market interest rates out beyond six months may have fallen too much. The average maturity of the Money Market Portfolio fell during the fourth quarter to capture the substantial yield pick-up for investments maturing in January. Going forward, we will likely maintain a high degree of liquidity in the Money Market Portfolio by keeping a healthy portion of the portfolio short (to capture high current yields) while patiently waiting for better opportunities to extend into longer maturing / attractive yielding investments. We think such a strategy best positions the portfolio in the current environment.

     Despite the shape of the Treasury yield curve seeing little change during the fourth quarter, the yield curve made a significant downward parallel shift. The short end of the Treasury market, as represented by the three-month T-bill, saw rates drop less than other parts of the yield curve. The three-month T-bill yield fell 0.32%, from 6.20% at the end of the third quarter to 5.88% at year-end. Intermediate Treasury note rates between two and five years enjoyed the greatest declines (0.86%). Interest rates on the long bond decreased 0.43% during the fourth quarter from a yield of 5.88% at September 30, 2000 to 5.45% at year-end.

     Going forward, the average maturity of the Portfolio will be adjusted selectively to capitalize on opportunities where we believe the Portfolio will be rewarded for duration extension. Presently, the yield curve in the money market is steeply inverted, so there is a substantial yield sacrifice in extending the average maturity of the portfolio. The average maturity of the Portfolio at year-end was 36.5 days, shorter than the 53.3 days as of September 30, 2000.

     The Portfolio continues to be invested in high quality short-term instruments, principally commercial paper. The 30-day and 7-day effective yields of the portfolio were 6.39% and 6.33%, respectively, as of December 31, 2000, after charges imposed by the portfolio. Of course, past performance does not guarantee future investment results.

     Investments made in the Money Market Portfolio are not insured nor guaranteed by the U.S. government. There is no assurance that the portfolio will maintain a steady net asset value.

                             MONY SERIES FUND, INC.
                             MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2000

                                   NUMBER OF SHARES OR
COMMERCIAL PAPER -- 83.12%          PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------
American Express Credit
  Corporation
  6.54% due 01/16/01                   $ 7,514,000       $  7,493,524
American Telephone & Telegraph
  Company
  6.55% due 02/08/01                     2,908,000          2,887,894
Associates Corporation of North
  America
  6.55% due 01/17/01                    11,132,000         11,099,593
Banc One Corporation
  6.67% due 01/10/01                     4,495,000          4,487,505
Bankamerica Corporation
  6.52% due 01/11/01                     3,797,000          3,790,123
Barclays US Funding
  6.66% due 01/08/01                    12,000,000         11,984,460
Baxter International Inc.
  6.60% due 02/06/01                    10,000,000          9,934,000
Ciesco LP
  6.55% due 01/09/01                    11,565,000         11,548,166
Coca Cola Enterprises Inc.
  6.54% due 01/12/01                     2,739,000          2,733,527
Conagra Inc.
  7.35% due 01/10/01                     2,500,000          2,495,406
Countrywide Home Loans Inc.
  6.60% due 01/30/01                    13,000,000         12,930,883
CSX Corporation
  7.40% due 01/12/01                       780,000            778,236
Daimlerchrysler Holding
  Corporation
  6.52% due 02/12/01                     9,915,000          9,839,580
Edison Asset Securitization
  6.53% due 01/16/01                     6,113,000          6,096,368
Enterprise Funding Corporation
  6.53% due 01/31/01                     9,000,000          8,951,025
Executive Jet Inc.
  6.57% due 01/17/01                     3,548,000          3,537,640
Ford Motor Credit Company
  6.55% due 01/18/01                    10,000,000          9,969,069
General Electric Capital
  International Funding
  6.58% due 01/11/01                    10,427,000         10,407,942
General Motors Acceptance
  Corporation
  6.61% due 01/24/01                     4,000,000          3,983,108
Golden Funding Corporation
  6.56% due 01/31/01                     4,483,000          4,458,493
Household Finance Corporation
  Limited
  6.55% due 01/26/01                    12,000,000         11,945,417
John Deere Bank
  6.60% due 01/12/01                     5,942,000          5,930,017
Merrill Lynch & Company Inc.
  6.60% due 01/17/01                     2,862,000          2,853,605
Merrill Lynch & Company Inc.
  6.58% due 01/30/01                     3,000,000          2,984,098
National Westminster Bank
  6.775% due 09/10/01                   10,000,000          9,999,018
Progress Energy
  7.70% due 01/12/01                     2,500,000          2,494,118
Textron Financial Corporation
  6.54% due 01/19/01                    11,289,000         11,252,085

                                   NUMBER OF SHARES OR
                                    PRINCIPAL AMOUNT        VALUE
                                   -------------------   ------------
TRW Inc.
  7.40% due 01/10/01                   $ 1,984,000       $  1,980,330
Verizon Global Funding
  6.52% due 01/09/01                    10,000,000          9,985,511
Wells Fargo & Company
  6.52% due 02/22/01                    12,000,000         11,886,987
Windmill Funding Corporation
  6.58% due 01/18/01                    12,333,000         12,294,679
                                                         ------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $223,012,407)                            223,012,407
---------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 6.71%
---------------------------------------------------------------------
Federal Home Loan Banks
  6.60% due 02/22/01                     3,500,000          3,499,673
  6.75% due 03/01/01                     8,500,000          8,500,000
  6.81% due 10/05/01                     6,000,000          6,000,000
                                                         ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(IDENTIFIED COST $17,999,673)                              17,999,673
---------------------------------------------------------------------
VARIABLE RATE SECURITIES -- 9.24%
---------------------------------------------------------------------
Capital One Funding Corporation
  6.80% due 03/17/01 (v)                 1,765,000          1,765,000
Capital One Funding Corporation
  6.80% due 04/01/11 (v)                 3,029,000          3,029,000
Goldman Sachs Group
  6.923% due 04/01/08 (v)                5,000,000          5,000,000
Philip Morris Companies Inc.
  6.965% due 12/04/01 (v)                8,000,000          8,000,000
Syndicated Loan Funding Trust
  6.86% due 03/15/01 (v)                 7,000,000          7,000,000
                                                         ------------
TOTAL VARIABLE RATE SECURITIES
(IDENTIFIED COST $24,794,000)                              24,794,000
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.36%
---------------------------------------------------------------------
  State Street Bank & Trust
    Repurchase Agreement,
    6.00% due 01/02/01
    Maturity Value $965,643,
    Collateral: U.S. Treasury
    Note
    $745,000, 8.125% due
    08/15/19,
    Value $1,012,919                       965,000            965,000
                                                         ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $965,000)                                    965,000
---------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $266,771,080)                           $266,771,080
OTHER ASSETS LESS LIABILITIES -- 0.57%                      1,527,965
                                                         ------------
NET ASSETS -- 100%                                       $268,299,045
=====================================================================

(v) Variable interest rate security; interest rate is as of December 31, 2000.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                             INTERMEDIATE    LONG TERM                   GOVERNMENT       MONEY
                             EQUITY GROWTH   EQUITY INCOME    TERM BOND         BOND       DIVERSIFIED   SECURITIES       MARKET
                               PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                             -------------   -------------   ------------   ------------   -----------   -----------   ------------
         ASSETS:
Investments at value.......   $2,600,447      $16,979,923    $52,014,460    $100,801,833   $2,842,744    $52,944,178   $266,771,080
Receivable for fund shares
  sold.....................           --              641         43,028         214,936           46        150,589      1,003,543
Dividends and interest
  receivable...............        2,046           21,369        790,510       1,790,328        6,851        706,842      1,159,268
Cash and other assets......          617            1,541          3,926          11,089       25,855          4,348         22,152
                              ----------      -----------    -----------    ------------   ----------    -----------   ------------
         Total assets......    2,603,110       17,003,474     52,851,924     102,818,186    2,875,496     53,805,957    268,956,043
                              ----------      -----------    -----------    ------------   ----------    -----------   ------------
       LIABILITIES:
Payable for fund shares
  redeemed.................           15                8         10,327          32,835          125        369,177        549,640
Investment advisory fees
  payable..................        1,105            7,049         22,168          42,365        1,267         22,231         90,041
Administration fees
  payable..................           66              423          1,330           2,542           76          1,334          6,753
Accrued expenses and other
  liabilities..............        2,721            3,386          6,565           7,919        2,856          3,879         10,564
                              ----------      -----------    -----------    ------------   ----------    -----------   ------------
         Total
           liabilities.....        3,907           10,866         40,390          85,661        4,324        396,621        656,998
                              ----------      -----------    -----------    ------------   ----------    -----------   ------------
             NET ASSETS....   $2,599,203      $16,992,608    $52,811,534    $102,732,525   $2,871,172    $53,409,336   $268,299,045
                              ==========      ===========    ===========    ============   ==========    ===========   ============
        NET ASSETS:
Paid-in capital............   $1,241,340      $10,781,761    $50,756,283    $ 99,260,667   $1,657,257    $50,603,746   $268,299,045
Undistributed (accumulated)
  net investment income
  (loss)...................            0          258,086      3,046,231       5,900,042       23,340      2,758,480             --
Undistributed (accumulated)
  net realized gain (loss)
  on
  investments..............      889,338        1,505,309       (402,999)     (2,593,514)     542,519       (238,959)            --
Unrealized appreciation
  (depreciation) on
  investments..............      468,525        4,447,452       (587,981)        165,330      648,056        286,069             --
                              ----------      -----------    -----------    ------------   ----------    -----------   ------------
             NET ASSETS....   $2,599,203      $16,992,608    $52,811,534    $102,732,525   $2,871,172    $53,409,336   $268,299,045
                              ==========      ===========    ===========    ============   ==========    ===========   ============
Fund shares outstanding....       74,012          817,647      4,815,116       7,738,948      160,259      4,731,753    268,299,045
                              ----------      -----------    -----------    ------------   ----------    -----------   ------------
Net asset value per
  share....................       $35.12           $20.78         $10.97          $13.27       $17.92         $11.29          $1.00
                              ==========      ===========    ===========    ============   ==========    ===========   ============
INVESTMENTS AT COST........   $2,131,922      $12,532,471    $52,602,441    $100,636,503   $2,194,688    $52,658,109   $266,771,080
                              ==========      ===========    ===========    ============   ==========    ===========   ============

                       See notes to financial statements

                             MONY SERIES FUND, INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                              INTERMEDIATE    LONG TERM                  GOVERNMENT      MONEY
                              EQUITY GROWTH   EQUITY INCOME    TERM BOND        BOND       DIVERSIFIED   SECURITIES     MARKET
                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                              -------------   -------------   ------------   -----------   -----------   ----------   -----------
INVESTMENT INCOME:
    Interest................   $    13,697     $   43,259      $3,363,515(1) $ 6,481,959(1)  $ 41,697(1) $3,069,786   $17,342,330
    Dividends...............        23,898(1)     342,226(1)           --             --       24,215            --            --
                               -----------     ----------      ----------    -----------    ---------    ----------   -----------
         Total investment
           income...........        37,595        385,485       3,363,515      6,481,959       65,912     3,069,786    17,342,330
                               -----------     ----------      ----------    -----------    ---------    ----------   -----------
EXPENSES:
    Investment advisory
      fees..................        14,803         83,637         259,755        489,773       17,087       255,114     1,084,662
    Transfer agent fees.....         3,250          3,250           3,250          3,250        3,250         3,250         3,250
    Custodian and fund
      accounting fees.......        12,422         17,107          19,898         30,245       12,000        18,492        46,782
    Administration fees.....         4,889          7,999          16,418         27,415        4,962        16,765        68,835
    Directors' fees and
      expenses..............           262          1,491           4,600          8,765          330         4,529        23,658
    Audit and legal fees....         5,252          6,586          10,043         14,415        5,336        10,188        30,906
    Miscellaneous...........           413          1,344           3,546          9,066          430         3,313        18,863
                               -----------     ----------      ----------    -----------    ---------    ----------   -----------
         Total expenses.....        41,291        121,414         317,510        582,929       43,395       311,651     1,276,956
                               -----------     ----------      ----------    -----------    ---------    ----------   -----------
      Less: Expenses reduced
         by a custodian fee
         arrangement........          (747)          (190)           (228)        (1,019)        (824)         (347)         (745)
                               -----------     ----------      ----------    -----------    ---------    ----------   -----------
      Total expenses, net of
         expense
         reduction..........        40,544        121,224         317,282        581,910       42,571       311,304     1,276,211
                               -----------     ----------      ----------    -----------    ---------    ----------   -----------
           NET INVESTMENT
             INCOME
             (LOSS).........        (2,949)       264,261       3,046,233      5,900,049       23,341     2,758,482    16,066,119
                               -----------     ----------      ----------    -----------    ---------    ----------   -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
    Net realized gain (loss)
      on security
      transactions..........       893,316      1,489,332        (193,709)    (1,863,498)     547,280      (238,957)           --
    Net change in unrealized
      gain (loss) on
      investments...........    (1,134,318)      (822,443)      1,058,628     10,159,582     (790,467)    2,104,835            --
                               -----------     ----------      ----------    -----------    ---------    ----------   -----------
         Net realized and
           unrealized gain
           (loss) on
           investments......      (241,002)       666,889         864,919      8,296,084     (243,187)    1,865,878            --
                               -----------     ----------      ----------    -----------    ---------    ----------   -----------
         NET INCREASE
           (DECREASE) IN NET
           ASSETS RESULTING
           FROM
           OPERATIONS.......   $  (243,951)    $  931,150      $3,911,152    $14,196,133    $(219,846)   $4,624,360   $16,066,119
                               ===========     ==========      ==========    ===========    =========    ==========   ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

(1) Net of foreign taxes withheld of $320 for Equity Growth, $1,853 for Equity Income, $1,119 for Intermediate Term Bond, $6,379 for Long Term Bond and $216 for Diversified.

                             MONY SERIES FUND, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                               DECEMBER 31, 2000

                                                                                                           INTERMEDIATE TERM
                                            EQUITY GROWTH PORTFOLIO       EQUITY INCOME PORTFOLIO           BOND PORTFOLIO
                                          ---------------------------   ---------------------------   ---------------------------
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2000           1999           2000           1999           2000           1999
                                          ------------   ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........   $   (2,949)    $  (15,892)   $   264,261    $   305,800    $  3,046,233   $  3,263,672
  Net realized gain (loss) on
    investments.........................      893,316        658,501      1,489,332      2,439,376        (193,709)       (43,997)
  Net change in unrealized gain (loss)
    on investments......................   (1,134,318)       408,644       (822,443)    (1,208,862)      1,058,628     (3,099,186)
                                           ----------     ----------    -----------    -----------    ------------   ------------
  Increase (decrease) in net assets
    resulting from operations...........     (243,951)     1,051,253        931,150      1,536,314       3,911,152        120,489
                                           ----------     ----------    -----------    -----------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................           --             --       (297,279)      (365,229)     (3,263,674)    (2,897,928)
  Net realized gains on investments.....     (641,993)      (268,388)    (2,450,693)    (3,095,880)             --             --
                                           ----------     ----------    -----------    -----------    ------------   ------------
      Total distributions to
         shareholders...................     (641,993)      (268,388)    (2,747,972)    (3,461,109)     (3,263,674)    (2,897,928)
                                           ----------     ----------    -----------    -----------    ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
  Shares sold...........................      173,543        784,022        224,322        517,508      19,216,398     22,066,468
  Reinvestment of distributions.........      641,993        268,388      2,747,972      3,461,109       3,263,674      2,897,928
  Shares redeemed.......................     (692,234)    (1,582,781)    (2,622,622)    (3,395,551)    (25,911,186)   (26,123,240)
                                           ----------     ----------    -----------    -----------    ------------   ------------
      Total increase (decrease) in net
         assets resulting from capital
         share transactions.............      123,302       (530,371)       349,672        583,066      (3,431,114)    (1,158,844)
                                           ----------     ----------    -----------    -----------    ------------   ------------
      Total increase (decrease) in net
         assets.........................     (762,642)       252,494     (1,467,150)    (1,341,729)     (2,783,636)    (3,936,283)
NET ASSETS:
  Beginning of period...................    3,361,845      3,109,351     18,459,758     19,801,487      55,595,170     59,531,453
                                           ----------     ----------    -----------    -----------    ------------   ------------
  End of period.........................   $2,599,203     $3,361,845    $16,992,608    $18,459,758    $ 52,811,534   $ 55,595,170
                                           ==========     ==========    ===========    ===========    ============   ============
SHARES ISSUED AND REDEEMED:
  Issued................................        4,410         18,414         11,466         22,131       1,823,460      2,013,583
  Issued in reinvestment of
    distributions.......................       16,449          6,585        147,581        141,965         319,342        269,324
  Redeemed..............................      (15,950)       (37,287)      (129,654)      (138,809)     (2,466,318)    (2,398,901)
                                           ----------     ----------    -----------    -----------    ------------   ------------
         Net increase (decrease)........        4,909        (12,288)        29,393         25,287        (323,516)      (115,994)
                                           ==========     ==========    ===========    ===========    ============   ============

                       See notes to financial statements.

                                                                    GOVERNMENT SECURITIES
      LONG TERM BOND PORTFOLIO        DIVERSIFIED PORTFOLIO               PORTFOLIO               MONEY MARKET PORTFOLIO
     ---------------------------   ---------------------------   ---------------------------   -----------------------------
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
         2000           1999           2000           1999           2000           1999           2000            1999
     ------------   ------------   ------------   ------------   ------------   ------------   -------------   -------------
     $  5,900,049   $  6,952,073    $   23,341     $   13,687    $  2,758,482   $  2,966,251   $  16,066,119   $  14,803,010
       (1,863,498)      (699,531)      547,280        573,398        (238,957)           782              --              --
       10,159,582    (16,322,516)     (790,467)       336,292       2,104,835     (2,586,738)             --              --
     ------------   ------------    ----------     ----------    ------------   ------------   -------------   -------------
       14,196,133    (10,069,974)     (219,846)       923,377       4,624,360        380,295      16,066,119      14,803,010
     ------------   ------------    ----------     ----------    ------------   ------------   -------------   -------------
       (6,952,080)    (5,178,086)      (13,689)       (12,540)     (2,966,253)    (1,817,929)    (16,066,119)    (14,803,010)
               --     (2,529,914)     (573,398)      (411,314)           (784)       (11,126)             --              --
     ------------   ------------    ----------     ----------    ------------   ------------   -------------   -------------
       (6,952,080)    (7,708,000)     (587,087)      (423,854)     (2,967,037)    (1,829,055)    (16,066,119)    (14,803,010)
     ------------   ------------    ----------     ----------    ------------   ------------   -------------   -------------
       28,350,985     59,904,018       115,951        330,574      21,580,024     35,392,288     557,596,461     605,338,269
        6,952,080      7,708,000       587,087        423,854       2,967,037      1,829,055      16,066,119      14,803,010
      (45,131,723)   (67,473,704)     (592,686)      (965,818)    (30,132,072)   (33,050,372)   (641,896,000)   (633,030,174)
     ------------   ------------    ----------     ----------    ------------   ------------   -------------   -------------
       (9,828,658)       138,314       110,352       (211,390)     (5,585,011)     4,170,971     (68,233,420)    (12,888,895)
     ------------   ------------    ----------     ----------    ------------   ------------   -------------   -------------
       (2,584,605)   (17,639,660)     (696,581)       288,133      (3,927,688)     2,722,211     (68,233,420)    (12,888,895)
      105,317,130    122,956,790     3,567,753      3,279,620      57,337,024     54,614,813     336,532,465     349,421,360
     ------------   ------------    ----------     ----------    ------------   ------------   -------------   -------------
     $102,732,525   $105,317,130    $2,871,172     $3,567,753    $ 53,409,336   $ 57,337,024   $ 268,299,045   $ 336,532,465
     ============   ============    ==========     ==========    ============   ============   =============   =============
        2,267,328      4,471,785         5,753         15,810       1,996,935      3,220,997     557,596,461     605,338,269
          583,718        608,366        30,060         21,246         285,842        169,044      16,066,119      14,803,010
       (3,659,395)    (5,207,500)      (31,114)       (46,180)     (2,805,283)    (3,025,293)   (641,896,000)   (633,030,174)
     ------------   ------------    ----------     ----------    ------------   ------------   -------------   -------------
         (808,349)      (127,349)        4,699         (9,124)       (522,506)       364,748     (68,233,420)    (12,888,895)
     ============   ============    ==========     ==========    ============   ============   =============   =============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                            EQUITY GROWTH PORTFOLIO
                                                              ----------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                               2000        1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $ 48.65     $ 38.20    $ 36.08    $ 30.37    $ 25.11
                                                              -------     -------    -------    -------    -------
Income from investment operations:
Net investment income (loss)................................    (0.04)(a)   (0.20)(a)    1.50      0.11       0.96
Net realized and unrealized gain (loss) on investments......    (3.03)      14.05       6.88       8.42       4.30
                                                              -------     -------    -------    -------    -------
Total from investment operations............................    (3.07)      13.85       8.38       8.53       5.26
                                                              -------     -------    -------    -------    -------
Dividends from net investment income........................       --          --      (1.62)     (0.96)        --
Distributions from net capital gains........................   (10.46)      (3.40)     (4.64)     (1.86)        --
                                                              -------     -------    -------    -------    -------
Total distributions.........................................   (10.46)      (3.40)     (6.26)     (2.82)        --
                                                              -------     -------    -------    -------    -------
Net asset value, end of period..............................  $ 35.12     $ 48.65    $ 38.20    $ 36.08    $ 30.37
                                                              =======     =======    =======    =======    =======
Total return................................................    (8.46)%     37.98%     25.46%     30.68%     20.95%
Net assets, end of period (000).............................  $ 2,599     $ 3,362    $ 3,109    $ 2,799    $ 2,155
Ratio of expenses (excluding expense reduction) to average
  net assets................................................     1.40%       1.49%      1.93%      1.33%      1.22%
Ratio of expenses to average net assets.....................     1.37%       1.46%      1.82%      1.23%      1.12%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................    (0.12)%     (0.53)%    (0.58)%     0.24%      0.53%
Ratio of net investment income (loss) to average net
  assets....................................................    (0.10)%     (0.49)%    (0.48)%     0.34%      0.62%
Portfolio turnover..........................................       41%         31%        38%        46%        44%

                                                                            EQUITY INCOME PORTFOLIO
                                                              ----------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                               2000        1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $ 23.42     $ 25.95    $ 27.10    $ 23.44    $ 19.61
                                                              -------     -------    -------    -------    -------
Income from investment operations:
Net investment income (loss)................................     0.32(a)     0.38(a)    0.78       0.61       0.98
Net realized and unrealized gain (loss) on investments......     0.68        1.90       2.62       5.96       2.89
                                                              -------     -------    -------    -------    -------
Total from investment operations............................     1.00        2.28       3.40       6.57       3.87
                                                              -------     -------    -------    -------    -------
Dividends from net investment income........................    (0.39)      (0.51)     (0.88)     (1.00)     (0.04)
Distributions from net capital gains........................    (3.25)      (4.30)     (3.67)     (1.91)        --
                                                              -------     -------    -------    -------    -------
Total distributions.........................................    (3.64)      (4.81)     (4.55)     (2.91)     (0.04)
                                                              -------     -------    -------    -------    -------
Net asset value, end of period..............................  $ 20.78     $ 23.42    $ 25.95    $ 27.10    $ 23.44
                                                              =======     =======    =======    =======    =======
Total return................................................     6.07%       8.04%     12.63%     31.26%     19.76%
Net assets, end of period (000).............................  $16,993     $18,460    $19,801    $20,721    $18,572
Ratio of expenses (excluding expense reduction) to average
  net assets................................................     0.73%       0.70%      0.76%      0.59%      0.55%
Ratio of expenses to average net assets.....................     0.72%       0.70%      0.75%      0.58%      0.54%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................     1.58%       1.56%      1.86%      2.20%      2.78%
Ratio of net investment income (loss) to average net
  assets....................................................     1.58%       1.57%      1.88%      2.20%      2.79%
Portfolio turnover..........................................       31%         27%        28%        29%        29%

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                         INTERMEDIATE TERM BOND PORTFOLIO
                                                              ------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                                2000         1999       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $  10.82     $  11.33    $ 11.12    $ 10.96    $ 10.57
                                                              --------     --------    -------    -------    -------
Income from investment operations:
Net investment income (loss)................................      0.62(a)      0.61(a)    0.51       0.63       0.62
Net realized and unrealized gain (loss) on investments......      0.19        (0.59)      0.28       0.16      (0.23)
                                                              --------     --------    -------    -------    -------
Total from investment operations............................      0.81         0.02       0.79       0.79       0.39
                                                              --------     --------    -------    -------    -------
Dividends from net investment income........................     (0.66)       (0.53)     (0.58)     (0.63)        --
Distributions from net capital gains........................        --           --         --         --         --
                                                              --------     --------    -------    -------    -------
Total distributions.........................................     (0.66)       (0.53)     (0.58)     (0.63)        --
                                                              --------     --------    -------    -------    -------
Net asset value, end of period..............................  $  10.97     $  10.82    $ 11.33    $ 11.12    $ 10.96
                                                              ========     ========    =======    =======    =======
Total return................................................      7.94%        0.23%      7.44%      7.70%      3.69%
Net assets, end of period (000).............................  $ 52,812     $ 55,595    $59,531    $44,217    $40,045
Ratio of expenses (excluding expense reduction) to average
  net assets................................................      0.61%        0.57%      0.62%      0.51%      0.48%
Ratio of expenses to average net assets.....................      0.61%        0.57%      0.61%      0.51%      0.47%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................      5.86%        5.50%      5.60%      5.97%      5.87%
Ratio of net investment income (loss) to average net
  assets....................................................      5.86%        5.50%      5.61%      5.98%      5.88%
Portfolio turnover..........................................        30%          40%        18%        79%        34%

                                                                             LONG TERM BOND PORTFOLIO
                                                              -------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                                2000         1999        1998       1997       1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $  12.32     $  14.17    $  13.64    $ 12.84    $ 12.88
                                                              --------     --------    --------    -------    -------
Income from investment operations:
Net investment income (loss)................................      0.74(a)      0.74(a)     0.56       0.76       0.79
Net realized and unrealized gain (loss) on investments......      1.08        (1.80)       0.75       0.83      (0.83)
                                                              --------     --------    --------    -------    -------
Total from investment operations............................      1.82        (1.06)       1.31       1.59      (0.04)
                                                              --------     --------    --------    -------    -------
Dividends from net investment income........................     (0.87)       (0.53)      (0.72)     (0.79)        --
Distributions from net capital gains........................        --        (0.26)      (0.06)        --         --
                                                              --------     --------    --------    -------    -------
Total distributions.........................................     (0.87)       (0.79)      (0.78)     (0.79)        --
                                                              --------     --------    --------    -------    -------
Net asset value, end of period..............................  $  13.27     $  12.32    $  14.17    $ 13.64    $ 12.84
                                                              ========     ========    ========    =======    =======
Total return................................................     15.61%       (7.60)%     10.08%     13.44%     (0.31)%
Net assets, end of period (000).............................  $102,733     $105,317    $122,957    $75,353    $62,099
Ratio of expenses (excluding expense reduction) to average
  net assets................................................      0.60%        0.55%       0.58%      0.49%      0.46%
Ratio of expenses to average net assets.....................      0.59%        0.55%       0.57%      0.49%      0.46%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................      6.02%        5.68%       5.50%      6.33%      6.40%
Ratio of net investment income (loss) to average net
  assets....................................................      6.02%        5.68%       5.50%      6.33%      6.40%
Portfolio turnover..........................................        19%          43%         41%        37%        60%

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                             DIVERSIFIED PORTFOLIO
                                                              ---------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $ 22.93    $ 19.91    $ 20.61    $ 17.99    $ 15.72
                                                              -------    -------    -------    -------    -------
Income from investment operations:
Net investment income (loss)................................     0.14(a)    0.08(a)    1.41       0.34       0.36
Net realized and unrealized gain (loss) on investments......    (1.33)      5.60       2.85       3.80       1.91
                                                              -------    -------    -------    -------    -------
Total from investment operations............................    (1.19)      5.68       4.26       4.14       2.27
                                                              -------    -------    -------    -------    -------
Dividends from net investment income........................    (0.09)     (0.08)     (1.65)     (0.39)        --
Distributions from net capital gains........................    (3.73)     (2.58)     (3.31)     (1.13)        --
                                                              -------    -------    -------    -------    -------
Total distributions.........................................    (3.82)     (2.66)     (4.96)     (1.52)        --
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................  $ 17.92    $ 22.93    $ 19.91    $ 20.61    $ 17.99
                                                              =======    =======    =======    =======    =======
Total return................................................    (6.55)%    30.53%     23.69%     24.97%     14.44%
Net assets, end of period (000).............................  $ 2,871    $ 3,568    $ 3,280    $ 3,229    $ 3,381
Ratio of expenses (excluding expense reduction) to average
  net assets................................................     1.27%      1.50%      1.83%      1.10%      0.91%
Ratio of expenses to average net assets.....................     1.25%      1.46%      1.75%      1.03%      0.84%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................     0.66%      0.36%      0.32%      1.36%      1.94%
Ratio of net investment income (loss) to average net
  assets....................................................     0.68%      0.40%      0.40%      1.43%      2.02%
Portfolio turnover..........................................       27%        27%        34%        33%        24%

                                                                        GOVERNMENT SECURITIES PORTFOLIO
                                                              ---------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $ 10.91    $ 11.17    $ 10.89    $ 10.58    $ 10.21
                                                              -------    -------    -------    -------    -------
Income from investment operations:
Net investment income (loss)................................     0.58(a)    0.56(a)    0.33       0.45       0.45
Net realized and unrealized gain (loss) on investments......     0.42      (0.49)      0.39       0.28      (0.08)
                                                              -------    -------    -------    -------    -------
Total from investment operations............................     1.00       0.07       0.72       0.73       0.37
                                                              -------    -------    -------    -------    -------
Dividends from net investment income........................    (0.62)     (0.33)     (0.44)     (0.42)        --
Distributions from net capital gains........................     0.00(b)    0.00(b)      --         --         --
                                                              -------    -------    -------    -------    -------
Total distributions.........................................    (0.62)     (0.33)     (0.44)     (0.42)        --
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................  $ 11.29    $ 10.91    $ 11.17    $ 10.89    $ 10.58
                                                              =======    =======    =======    =======    =======
Total return................................................     9.70%      0.66%      6.85%      7.18%      3.62%
Net assets, end of period (000).............................  $53,409    $57,337    $54,615    $25,066    $16,383
Ratio of expenses (excluding expense reduction) to average
  net assets................................................     0.61%      0.58%      0.64%      0.56%      0.55%
Ratio of expenses to average net assets.....................     0.61%      0.57%      0.62%      0.54%      0.52%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................     5.41%      5.08%      5.09%      5.50%      5.56%
Ratio of net investment income (loss) to average net
  assets....................................................     5.41%      5.09%      5.10%      5.52%      5.59%
Portfolio turnover..........................................        8%         8%        30%        19%        13%

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                   MONEY MARKET PORTFOLIO
                                                              ----------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                              --------      --------      --------      --------      --------
Income from investment operations:
Net investment income (loss)................................      0.06          0.05          0.05          0.05          0.05
                                                              --------      --------      --------      --------      --------
Total from investment operations............................      0.06          0.05          0.05          0.05          0.05
                                                              --------      --------      --------      --------      --------
Dividends from net investment income........................     (0.06)        (0.05)        (0.05)        (0.05)        (0.05)
                                                              --------      --------      --------      --------      --------
Total distributions.........................................     (0.06)        (0.05)        (0.05)        (0.05)        (0.05)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                              ========      ========      ========      ========      ========
Total return................................................      6.11%         4.98%         5.25%         5.27%         5.12%
Net assets, end of period (000).............................  $268,299      $336,532      $349,421      $158,286      $144,932
Ratio of expenses (excluding expense reduction) to average
  net assets................................................      0.47%         0.44%         0.45%         0.46%         0.45%
Ratio of expenses to average net assets.....................      0.47%         0.44%         0.45%         0.45%         0.44%
Ratio of net investment income (loss) (excluding expense
  reduction) to average net assets..........................      5.93%         4.84%         5.08%         5.11%         4.94%
Ratio of net investment income (loss) to average net
  assets....................................................      5.93%         4.84%         5.09%         5.11%         4.95%

---------------
(a) Based on average shares outstanding
(b) Less than $0.01 per share

                             MONY SERIES FUND, INC.

                       NOTES TO THE FINANCIAL STATEMENTS

                               DECEMBER 31, 2000

1. ORGANIZATION AND BUSINESS

     The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven separate investment funds or portfolios as follows: Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Government Securities, and Money Market. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own expenses and also its proportionate share of the general expenses of the Fund. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

     The Fund is currently offered only to separate accounts of certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments -- Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices provided by an independent pricing service.

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase and all securities held by the Money Market Portfolio are valued at amortized cost, which approximates market. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium on a straight-line basis until maturity. All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of December 31, 2000, there were no such securities.

     Repurchase Agreements -- Each portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a portfolio would acquire a debt for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the portfolio to resell the debt security at an agreed-upon higher price, there by establishing a fixed investment return during the portfolio's holding period. Under each repurchase agreement, the portfolio receives, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

     Federal Income Taxes -- No provision for Federal income or excise taxes is required because the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

     Security Transactions and Investment Income -- Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial and tax purposes. Dividend income received and distributions paid to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts are amortized daily for both financial and tax purposes.

     Expenses -- Each portfolio bears expenses incurred specifically on its behalf, such as advisory fees and custody fees, as well as a portion of the common expenses of the Fund, which are generally allocated based on average net assets.

     Dividends and Distributions -- Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio. Dividends from net investment income and net realized capital gains of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares.

                             MONY SERIES FUND, INC.

                               DECEMBER 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     Use of Estimates in Preparation of Financial Statements -- Preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The MONY Life Insurance Company ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors and officers of the Fund who are affiliates of the Investment Adviser.

     For these services, the Investment Adviser receives an investment advisory fee, payable monthly and computed at an annual rate of 0.50% of the first $400,000,000 of the average daily net assets of each of the Fund's portfolios except the Money Market Portfolio, which is 0.40% of the first $400,000,000 of the average daily net assets; 0.35% of the next $400,000,000 of the average daily net assets of each of the Fund's portfolios; and 0.30% of the average daily net assets of each of the Fund's portfolios in excess of $800,000,000.

     Enterprise Capital Management ("ECM"), a wholly-owned subsidiary of MONY, provides administrative services to the Fund. For its services ECM receives an administrative fee, payable monthly and computed at an annual rate equal to 0.03% of the Fund's average daily net assets.

     Aggregate directors fees incurred for non-affiliated Directors' of the Fund for the year ended December 31, 2000 amounted to $43,635.

4. CAPITAL STOCK

     The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.65 billion shares are reserved for issuance and divided into seven classes or portfolios as follows: Equity Growth (150 million shares); Equity Income (150 million shares); Intermediate Term Bond (150 million shares); Long Term Bond (150 million shares); Diversified (150 million shares); Government Securities (150 million shares); and Money Market (750 million shares). The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

5. INVESTMENT TRANSACTIONS

     For the year ended December 31, 2000 purchases and sales proceeds of investments, other than short-term investments, were as follows:

                                                                                       PURCHASES       SALES
                                                                                       ---------       -----
Equity Growth..........................................  Common Stock                 $ 1,090,247   $ 1,910,182
Equity Income..........................................  Common Stock                   4,953,286     7,881,362
Intermediate Term Bond.................................  U.S. Government Obligations   10,741,601    12,072,007
                                                         Corporate Bonds                4,485,008     6,354,078
Long Term Bond.........................................  U.S. Government Obligations    7,137,924    13,518,160
                                                         Corporate Bonds               10,731,835    18,547,606
Diversified............................................  Common Stock                     860,380     1,298,796
Government Securities..................................  U.S. Government                3,785,714    11,175,668

                             MONY SERIES FUND, INC.

                               DECEMBER 31, 2000

6. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

     At December 31, 2000, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                                                       NET UNREALIZED
                                                                                                        APPRECIATION
                       PORTFOLIO                            TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                       ---------                            --------     ------------   ------------   --------------
Equity Growth...........................................  $  2,133,465    $  563,277    $   (96,295)     $  466,982
Equity Income...........................................    12,528,911     4,688,871       (237,859)      4,451,012
Intermediate Term Bond..................................    52,642,900       728,484     (1,356,924)       (628,440)
Long Term Bond..........................................   100,873,840     2,606,705     (2,678,712)        (72,007)
Diversified.............................................     2,194,688       726,656        (78,600)        648,056
Government Securities...................................    52,658,109       510,745       (224,676)        286,069

     Net investment income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, paydowns, market discounts and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

7. FEDERAL INCOME TAX CAPITAL LOSS CARRYFORWARD

     At December 31, 2000, the following portfolios had capital loss carryforwards available to offset future capital gains, if any, for federal income tax purposes:

                         PORTFOLIO                              AMOUNT      EXPIRATION DATE
                         ---------                              ------      ---------------
Intermediate Term Bond......................................  $   22,753   December 31, 2004
                                                                 112,050   December 31, 2005
                                                                  34,136   December 31, 2007
                                                                 193,601   December 31, 2008
                                                              ----------
                                                              $  362,540
                                                              ==========
Long Term Bond..............................................     492,687   December 31, 2007
                                                               1,863,498   December 31, 2008
                                                              ----------
                                                              $2,356,185
                                                              ==========
Government Securities.......................................  $  238,957   December 31, 2008
                                                              ==========

8. SUBSEQUENT EVENT
     Effective January 1, 2001, the adviser agreed to implement annual maximum expense amounts (which exclude withholding taxes on dividends and interest) equal to the following annual percentages of average daily net assets:

Equity Growth...................................  1.15%
Equity Income...................................  1.05%
Intermediate Term Bond Portfolio................  0.75%
Long Term Bond Portfolio........................  0.75%
Diversified Portfolio...........................  1.15%
Government Securities Portfolio.................  0.75%
Money Market Portfolio..........................  0.50%

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of MONY Series Fund, Inc:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Government Securities, and Money Market Portfolios of the MONY Series Fund, Inc. (collectively the "Fund") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2001

                             MONY SERIES FUND, INC.

                               DECEMBER 31, 2000

                      FEDERAL TAX INFORMATION (UNAUDITED):

     The capital gains distributions paid to shareholders from each Portfolio were as follows:

Equity Growth...............................................  $  890,881
Equity Income...............................................   1,501,749
Intermediate Term Bond......................................          --
Long Term Bond..............................................          --
Diversified.................................................     539,419
Government Securities.......................................          --

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                                             Chairman, President and Director
Joel Davis                                                    Director
Michael J. Drabb                                              Director
Alan J. Hartnick                                              Director
Floyd L. Smith                                                Director
Charles P. Leone                                              Vice President-Compliance
David V. Weigel                                               Treasurer
Phillip G. Goff                                               Controller

INVESTMENT ADVISER
MONY Life Insurance Company of America
1740 Broadway
New York, New York 10019

PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Life Insurance Company of America
1740 Broadway
New York, New York 10019

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, Pennsylvania 19103

This report is authorized for distribution only to shareholders and to others who have received a copy of this Fund's prospectus.